Liquidity and Going Concern (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	1 year	1 year
Net cash provided by (used in) operating activities	$ (4,094,488)	¥ (641,442,451)	¥ (191,733,955)	¥ (393,864,227)
Working capital	11,663,162	¥ 1,827,150,914
Cash	$ 847,761				¥ 132,810,235